Related Party Transactions - Narrative (Details) - USD ($) $ in Millions			3 Months Ended		12 Months Ended
	May 13, 2024	May 09, 2024	Jun. 30, 2024	Jun. 30, 2023	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Related Party Transaction [Line Items]
Corporate expense allocation					$ 110.6	$ 100.9	$ 80.0
General and administration			$ 92.1	$ 88.4	349.2	387.0	342.7
Corporate general and administrative expenses					110.6	100.9	80.0
Corporate
Related Party Transaction [Line Items]
Corporate general and administrative expenses			31.0	24.5
Corporate | Starz Business
Related Party Transaction [Line Items]
Corporate general and administrative expenses			(2.3)
Starz Business
Related Party Transaction [Line Items]
Corporate general and administrative expenses				(5.8)
General and administration | Starz Business
Related Party Transaction [Line Items]
Costs and expenses related party			10.0
Corporate Expense Allocation Excluding Share-Based Compensation | Corporate
Related Party Transaction [Line Items]
Corporate general and administrative expenses			14.2	24.5
Ignite
Related Party Transaction [Line Items]
Payment made for distribution rights					$ 0.3	0.4
Ignite | Michael Burns
Related Party Transaction [Line Items]
Equity ownership percentage excluding consolidated entity and equity method investee					65.45%
Ignite | Hardwick Simmons
Related Party Transaction [Line Items]
Equity ownership percentage excluding consolidated entity and equity method investee					24.24%
Related Party | Lionsgate Corporate
Related Party Transaction [Line Items]
General and administration			16.8
Related Party | General and Administrative Expenses Allocated to Parent
Related Party Transaction [Line Items]
Amounts of transaction		$ 10.0	(1.3)
Starz Business of Lions Gate Entertainment Corp
Related Party Transaction [Line Items]
General and administration			26.6	31.8	$ 129.2	124.0	116.0
Starz Business of Lions Gate Entertainment Corp | Intercompany Revolver
Related Party Transaction [Line Items]
Line of credit maximum borrowing capacity	$ 150.0
Debt instrument variable interest rate spread	1.75%
Starz Business of Lions Gate Entertainment Corp | Lionsgate | Treasury Function Tax Services And Employees Legal Functions | General and administration
Related Party Transaction [Line Items]
Costs and expenses related party			3.6	$ 5.8	$ 25.6	$ 21.9	$ 17.2
Starz Business of Lions Gate Entertainment Corp | LIONSGATE STUDIOS CORP. | Starz Business
Related Party Transaction [Line Items]
Other Notes Payable			$ 66.7